TERM FACILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of the period	$ 2,513,000	$ 5,897,000
Repayments	(2,500,000)	(3,333,000)
Unwinding of fair value adjustment	(13,000)	(51,000)
Balance at end of the period	0	2,513
Less: Current portion	0	(2,513,000)
Non-current portion	$ 0	$ 0